Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

As of December 31, 2024 and 2023, property and equipment, net consist of the following:

	Thousands of Yen
	2024	2023
Leasehold improvements	¥563,625	¥560,639
Vehicles	22,313	25,586
Tools, furniture and fixtures	210,083	161,666
Total	796,021	747,891
Accumulated depreciation and amortization	(360,362)	(296,393)
	¥435,659	¥451,498

Depreciation expense was ¥100,462 thousand, ¥107,040 thousand and ¥82,795 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

For the years ended December 31, 2024, 2023 and 2022 the Company recognized impairment loss of ¥135 thousand, nil and nil, respectively, for the Relaxation Salon segment on leasehold improvements used in certain relaxation salons, respectively. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.